Loans Payable (Details) - Schedule of loans payable - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance		$ 132,833
Issued during the year		2,305
Extinguished during the year	$ (112,914)	(11,832)
Accretion		1,542
Effects of currency translation	(2,632)	(9,302)
Ending Balance		115,546
0.1% Loan [Member]
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance		24,528
Issued during the year
Extinguished during the year	(21,868)
Accretion
Effects of currency translation	(886)	(1,774)
Ending Balance		22,754
6% Loans [Member]
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance		41,326
Issued during the year
Extinguished during the year	(38,269)
Accretion		1,542
Effects of currency translation	(1,550)	(3,049)
Ending Balance		39,819
LOC [Member]
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance		66,979
Issued during the year		2,305
Extinguished during the year	(52,777)	(11,832)
Accretion
Effects of currency translation	(196)	(4,479)
Ending Balance		$ 52,973